Commitments And Contingencies (Schedule Of Leased Assets Under Capital Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Capital Leased Assets [Line Items]
Accumulated depreciation	¥ (846)	¥ (3,640)
Capital leased assets, total	3,787	2,574
Land
Capital Leased Assets [Line Items]
Leased assets under capital lease	66	63
Machinery and Equipment
Capital Leased Assets [Line Items]
Leased assets under capital lease	4,327	5,971
Software
Capital Leased Assets [Line Items]
Leased assets under capital lease	¥ 240	¥ 180